Directors' Remuneration (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Directors' Remuneration

Directors’ remuneration during 2017 is as follows:

	Directors’ fees	Salaries, allowances and bonuses	Contributions relating to social insurance, housing fund and retirement scheme	2017 Total
	’000	’000	’000	’000

Executive directors (Expressed in RMB)

SHANG Bing	—	781	123	904
LI Yue (Chief Executive Officer)	—	781	151	932
LIU Aili*	—	592	110	702
SHA Yuejia	—	702	148	850
DONG Xin**	—	695	145	840

	—	3,551	677	4,228

Independent non-executive directors (Expressed in Hong Kong dollar)

WONG Kwong Shing, Frank	470	—	—	470
CHENG Mo Chi, Moses	460	—	—	460
CHOW Man Yiu, Paul	455	—	—	455
YIU Kin Wah, Stephen***	255	—	—	255

	1,640	—	—	1,640

Directors’ remuneration during 2016 is as follows:

	Directors’ fees	Salaries, allowances and bonuses	Contributions relating to social insurance, housing fund and retirement scheme	2016 Total
	’000	’000	’000	’000

Executive directors (Expressed in RMB)

SHANG Bing#	—	498	122	620
LI Yue (Chief Executive Officer)	—	717	147	864
LIU Aili	—	662	141	803
XUE Taohai##	—	646	143	789
SHA Yuejia	—	662	141	803

	—	3,185	694	3,879

Independent non-executive directors (Expressed in Hong Kong dollar)

LO Ka Shui###	130	—	—	130
WONG Kwong Shing, Frank	470	—	—	470
CHENG Mo Chi, Moses	452	—	—	452
CHOW Man Yiu, Paul	405	—	—	405

	1,457	—	—	1,457

Directors’ remuneration during 2015 is as follows:

	Directors’ fees	Salaries, allowances and bonuses	Contributions relating to social insurance, housing fund and retirement scheme	2015 Total
	’000	’000	’000	’000

Executive directors (Expressed in RMB)

SHANG Bing[1]	—	107	30	137
XI Guohua[2]	—	377	113	490
LI Yue (Chief Executive Officer)	—	437	138	575
LIU Aili	—	365	133	498
XUE Taohai	—	387	135	522
HUANG Wenlin[3]	—	139	21	160
SHA Yuejia	—	365	133	498

	—	2,177	703	2,880

Independent non-executive directors (Expressed in Hong Kong dollar)

LO Ka Shui	325	—	—	325
WONG Kwong Shing, Frank	470	—	—	470
CHENG Mo Chi, Moses	440	—	—	440
CHOW Man Yiu, Paul	330	—	—	330

	1,565	—	—	1,565

*	Mr. LIU Aili resigned from the position as executive director of the Company with effect from September 29, 2017.

**	Mr. DONG Xin was appointed as an executive director of the Company with effect from March 23, 2017.

***	Mr. Stephen YIU Kin Wah was appointed as an independent non-executive director of the Company with effect from March 23, 2017.

#

The unpaid portion of executive directors’ performance related bonuses for 2015 was included in executive directors’ salaries, allowances and bonuses in 2016. Mr. SHANG Bing has been serving the Company since September 2015.

##	Mr. XUE Taohai resigned from the position as executive director of the Company with effect from March 23, 2017.

###	Mr. LO Ka Shui resigned from the position as independent non-executive director of the Company with effect from May 26, 2016.

[1]	Mr. SHANG Bing was appointed as an executive director and chairman of the Company with effect from September 10, 2015.

[2]	Mr. XI Guohua resigned from the position as executive director and chairman of the Company with effect from August 24, 2015.

[3]	Madam HUANG Wenlin resigned from the position as executive director of the Company with effect from March 19, 2015.